                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-3023

                                  FORUM FUNDS
                              Two Portland Square
                              Portland, ME 04101
                                 207-879-1900

           Simon D. Collier, President & Principal Executive Officer
                              Two Portland Square
                              Portland, ME 04101
                                 207-553-7110

                    Date of fiscal year end: June 30, 2007

          Date of reporting period: January 1, 2007 - March 31, 2007

Item 1. Schedule of Investments.

AUXIER FOCUS FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (Unaudited)

 Shares     Security Description                                       Value
 ------     --------------------                                       -----

COMMON STOCK - 80.4%
CONSUMER DISCRETIONARY - 16.5%
   26,304   Apollo Group, Inc., Class A (a)                     $  1,154,746
   14,950   Career Education Corp. (a)                               455,975
    1,325   CBS Corp., Class A                                        40,558
   53,100   Comcast Corp., Class A (a)                             1,377,945
    4,000   Costco Wholesale Corp.                                   215,360
   36,500   CVS/Caremark Corp.                                     1,246,110
    4,594   Discovery Holding Co., Class A (a)                        87,883
   18,700   D.R. Horton, Inc.                                        411,400
   25,100   Family Dollar Stores, Inc.                               743,462
    8,000   FirstService Corp. (a)                                   220,640
   18,250   Home Depot, Inc.                                         670,505
   78,870   Interpublic Group of Cos., Inc. (a)                      970,890
   13,100   ITT Educational Services, Inc. (a)                     1,067,519
   74,477   Lincoln Educational Services Corp. (a)                 1,058,318
    7,400   Lowe's Cos., Inc.                                        233,026
   39,500   MAXIMUS, Inc.                                          1,361,960
    5,000   McDonald's Corp.                                         225,250
   11,550   Nike, Inc., Class B                                    1,227,303
    1,500   Office Depot, Inc. (a)                                    52,710
   15,250   Sally Beauty Holdings, Inc. (a)                          140,147
    7,400   Signet Group plc, ADR                                    185,148
      200   Speedway Motorsports, Inc.                                 7,750
   46,500   Time Warner, Inc.                                        916,980
    9,000   Unilever NV                                              262,980
   16,000   Universal Technical Institute, Inc. (a)                  369,280
   14,990   Value Line, Inc.                                         716,522
    8,000   Viacom, Inc., Class B (a)                                328,880
   46,850   Wal-Mart Stores, Inc.                                  2,199,607
    3,450   Weight Watchers International, Inc.                      159,011
    4,300   Yum! Brands, Inc.                                        248,368
                                                                ------------
                                                                  18,356,233
                                                                ------------
CONSUMER STAPLES - 14.3%
   12,250   Alberto-Culver Co.                                       280,280
  352,050   Alliance One International, Inc. (a)                   3,249,421
    8,350   Altria Group, Inc.                                     2,489,414
   22,850   Anheuser-Busch Cos., Inc.                              1,153,011
   14,500   Avon Products, Inc.                                      540,270
   60,050   Coca-Cola Co.                                          2,882,400
   16,800   Diageo plc, ADR                                        1,359,960
    7,600   Helen of Troy, Ltd. (a)                                  172,596
    8,000   Kraft Foods, Inc.                                        253,280
    7,300   National Beverage Corp. (a)                              128,042
    2,000   Nestle SA, ADR                                           193,828
    4,000   Omnicare, Inc.                                           159,080
   11,450   Safeway, Inc.                                            419,528
   13,100   UST, Inc.                                                759,538
   87,470   Western Union Co.                                      1,919,966
                                                                ------------
                                                                  15,960,614
                                                                ------------

AUXIER FOCUS FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (Unaudited)

 Shares     Security Description                                           Value
 ------     --------------------                                           -----

ENERGY - 2.1%
   16,750   Chevron Corp.                                              1,238,830
    5,000   ConocoPhillips                                               341,750
    7,613   El Paso Corp.                                                110,160
    1,200   Gazpromneft, ADR                                              24,000
      800   LUKOIL, ADR                                                   69,120
      500   PetroChina Co., Ltd., ADR                                     58,545
    1,950   Petroleo Brasileiro SA, ADR                                  194,045
    3,475   Spectra Energy Corp.                                          91,288
      550   Surgutneftegaz, ADR                                           34,705
    8,800   Willbros Group, Inc. (a)                                     198,352
                                                                     -----------
                                                                       2,360,795
                                                                     -----------
FINANCIALS - 19.6%
    3,200   American Express Co.                                         180,480
   27,550   American International Group, Inc.                         1,851,911
    1,280   Ameriprise Financial, Inc.                                    73,139
   11,050   AON Corp.                                                    419,458
    9,950   Assurant, Inc.                                               533,618
   34,583   Bank of America Corp.                                      1,764,425
      502   Berkshire Hathaway, Inc., Class B (a)                      1,827,280
    3,125   Cascade Financial Corp.                                       54,406
   44,993   Citigroup, Inc.                                            2,309,941
    5,450   Freddie Mac                                                  324,220
   47,500   H&R Block, Inc.                                              999,400
    5,544   JPMorgan Chase & Co.                                         268,219
   87,150   Marsh & McLennan Cos., Inc.                                2,552,624
    5,000   Morgan Stanley                                               393,800
   12,500   Old Republic International Corp.                             276,500
    6,250   Progressive Corp.                                            136,375
    2,600   Student Loan Corp.                                           483,392
   65,668   Travellers Cos., Inc.                                      3,399,632
   83,766   Unum Group                                                 1,929,131
   51,850   Waddell & Reed Financial, Inc.                             1,209,142
   11,846   Washington Federal, Inc.                                     277,907
   12,750   Washington Mutual, Inc.                                      514,845
                                                                     -----------
                                                                      21,779,845
                                                                     -----------
HEALTH CARE - 9.8%
    8,750   Amgen, Inc. (a)                                              488,950
   23,150   Bausch & Lomb, Inc.                                        1,184,354
  104,004   BioScrip, Inc. (a)                                           325,533
   26,921   Boston Scientific Corp. (a)                                  391,431
    5,000   Bristol-Myers Squibb Co.                                     138,800
   10,349   Coventry Health Care, Inc. (a)                               580,061
    7,905   Express Scripts, Inc. (a)                                    638,092
  108,400   Health Management Associates, Inc.,
            Class A                                                    1,178,308
   17,070   LifePoint Hospitals, Inc. (a)                                652,415
   11,850   Merck & Co., Inc.                                            523,414
   37,050   Pfizer, Inc.                                                 935,883
   19,200   UnitedHealth Group, Inc.                                   1,017,024
   16,000   WellPoint, Inc. (a)                                        1,297,600
   13,650   Wyeth                                                        682,910
   10,450   Zimmer Holdings, Inc. (a)                                    892,535
                                                                     -----------
                                                                      10,927,310
                                                                     -----------

AUXIER FOCUS FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (Unaudited)

 Shares    Security Description                                  Value
 ------    --------------------                                  -----

INDUSTRIALS - 4.7%
  46,750   AGCO Corp. (a)                                    1,728,347
  44,500   Blount Internati4onal, Inc. (a)                     554,025
   3,000   Boeing Co.                                          266,730
  28,000   General Electric Co.                                990,080
     900   Simpson Manufacturing Co., Inc.                      27,756
  18,650   Tyco International, Ltd.                            588,408
  14,450   United Parcel Service, Inc., Class B              1,012,945
                                                            ----------
                                                             5,168,291
                                                            ----------
INFORMATION TECHNOLOGY - 3.5%
  27,500   BISYS Group, Inc. (a)                               315,150
  37,350   Dell, Inc. (a)                                      866,894
  26,550   eFunds Corp. (a)                                    707,823
  53,520   First Data Corp.                                  1,439,688
  18,400   Microsoft Corp.                                     512,808
                                                            ----------
                                                             3,842,363
                                                            ----------
MATERIALS - 4.4%
  21,200   Alcoa, Inc.                                         718,680
   7,000   Companhia Vale do Rio Doce, ADR                     258,930
  47,350   Dow Chemical Co.                                  2,171,471
  23,950   E.I. Du Pont de Nemours & Co.                     1,183,849
  15,000   Plum Creek Timber Co., Inc., REIT                   591,300
                                                            ----------
                                                             4,924,230
                                                            ----------
TELECOMMUNICATIONS - 5.4%
  35,750   AT&T, Inc.                                        1,409,623
  17,975   Motorola, Inc.                                      317,618
  49,150   SK Telecom Co., Ltd., ADR                         1,151,093
  15,300   Telecom Corp. of New Zealand, Ltd., ADR             416,160
  59,000   Telefonos de Mexico SAB de CV, ADR                1,970,600
  53,750   Tele Norte Leste Participacoes, ADR                 743,900
                                                            ----------
                                                             6,008,994
                                                            ----------
UTILITIES - 0.1%
   6,950   Duke Energy Corp.                                   141,015
                                                            ----------
Total Common Stock (Cost $71,817,777)                       89,469,690
                                                            ----------
                                                      Rate
                                                      ----
NON-CONVERTIBLE PREFERRED STOCK - 0.6%
UTILITIES - 0.6%
     305   AEP Texas Central Co.                      4.00%     22,235
   1,500   Connecticut Light & Power, Series 1947     1.90      54,328
   1,000   Connecticut Light & Power, Series 1947     2.00      38,469
   1,500   Connecticut Light & Power, Series 1949     3.90      56,016
   1,300   Great Plains Energy, Inc.                  4.50     112,937
   4,000   Hawaiian Electric Co., Series C            4.25      65,625
     300   Indianapolis Power & Light                 4.00      20,578
      78   MidAmerican Energy Co.                     3.30       5,711
      80   MidAmerican Energy Co.                     3.90       6,353
     100   Monongahela Power                          4.40       8,725
     200   NSTAR Electric Co.                         4.25      16,038
   1,000   Pacific Enterprises                        4.50      85,500
     400   Peco Energy, Series A                      3.80      30,300
     945   Public Services Electric & Gas, Series A   4.08      76,781

AUXIER FOCUS FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (Unaudited)

 Shares     Security Description                     Rate                 Value
 ------     --------------------                     ----                 -----
      300   Westar Energy, Inc.                         4.25             24,356
                                                                      ---------
Total Non-Convertible Preferred Stock (Cost $494,214)                   623,952
                                                                      ---------
EXCHANGE TRADED FUND - 0.3%
   10,000   iShares MSCI Germany Index Fund
            (Cost $94,200)                                              288,100
                                                                      ---------
Principal                                            Rate    Maturity
---------                                            ----    --------

ASSET BACKED OBLIGATIONS - 0.7%
   $6,128   Scotia Pacific Co., LLC,
            Series B (b)                                6.55 01/20/07     5,641
  905,000   Scotia Pacific Co., LLC,
            Series B (b)                                7.11 01/20/14   838,822
                                                                      ---------
Total Asset Backed Obligations (Cost $851,586)                          844,463
                                                                      ---------
CORPORATE BONDS - 2.5%
COMMUNICATIONS - 0.1%
  160,000   Gannett Co., Inc.                           5.50 04/01/07   160,000
                                                                      ---------
CONSUMER STAPLES - 0.3%
  300,000   Alliance One International, Inc.           11.00 05/15/12   331,500
                                                                      ---------
ENERGY - 0.3%
  115,000   El Paso Corp.                               6.50 06/01/08   116,437
  190,000   El Paso Corp.                               6.70 02/15/27   177,738
                                                                      ---------
                                                                        294,175
                                                                      ---------
FINANCIALS - 0.6%
  180,500   Finova Group, Inc. (b)                      7.50 11/15/09    50,540
  670,000   GMAC, LLC                                   4.38 12/10/07   661,661
                                                                      ---------
                                                                        712,201
                                                                      ---------
HEALTH CARE - 0.6%
  700,000   Tenet Healthcare Corp.                      6.38 12/01/11   658,000
                                                                      ---------
INDUSTRIALS - 0.2%
   94,000   Waste Management, Inc.                      7.38 08/01/10   100,074
   71,000   Waste Management, Inc.                      7.65 03/15/11    76,675
                                                                      ---------
                                                                        176,749
                                                                      ---------
INFORMATION TECHNOLOGY - 0.1%
  100,000   Danka Business Systems, plc                10.00 04/01/08   100,250
                                                                      ---------
UTILITIES - 0.3%
   65,000   Indianapolis Power & Light Co.              7.38 08/01/07    65,397
  275,000   Sierra Pacific Power Co., Series A          8.00 06/01/08   283,252
                                                                      ---------
                                                                        348,649
                                                                      ---------
Total Corporate Bonds (Cost $2,796,976)                               2,781,524
                                                                      ---------
FOREIGN MUNICIPAL BONDS - 1.1% (c)
1,500,000   Ontario Hydro Generic Residual
            Strip (Canada) Series OC20                  5.51 10/01/20   695,695
  356,000   Ontario Hydro Generic Residual
            Strip (Canada)                         5.47-5.65 11/27/20   163,570
  605,000   Ontario Hydro Generic Residual
            Strip (Canada)                              5.61 10/15/21   266,449
  235,000   Ontario Hydro Generic Residual
            Strip (Canada)                              5.75 08/18/22    99,223

AUXIER FOCUS FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (Unaudited)

Principal    Security Description                    Rate Maturity        Value
---------    --------------------                    ---- --------        -----
Total Foreign Municipal Bonds (Cost $863,478)                         1,224,937
                                                                   ------------
US TREASURY SECURITIES - 4.2%
   935,000 US Treasury Note                          3.88 07/31/07      931,677
   800,000 US Treasury Note                          4.00 09/30/07      796,219
   260,000 US Treasury Note                          4.25 10/31/07      258,944
   500,000 US Treasury Note                          4.25 11/30/07      497,735
   685,000 US Treasury Note                          4.38 01/31/08      681,923
 1,000,000 US Treasury Note                          4.63 02/29/08      997,579
    65,000 US Treasury Note                          3.75 05/15/08       64,246
   460,000 US Treasury Note                          3.88 07/15/10      451,321
                                                                   ------------
Total US Treasury Securities (Cost $4,699,038)                        4,679,644
                                                                   ------------
 Shares
 ------

MONEY MARKET FUND - 6.6%
 7,321,249 Citi/SM/ Institutional Cash Reserves,
             Class O, 5.24% (Cost $7,321,249)                         7,321,249
                                                                   ------------
Principal
---------

MONEY MARKET DEPOSIT ACCOUNT - 3.4%
$3,771,268 Citibank Money Market Deposit
             Account, 4.99% (Cost $3,771,268)                         3,771,268
                                                                   ------------
Total Short-Term Investments (Cost $11,092,517)                      11,092,517
                                                                   ------------
Total Investments - 99.8% (Cost $92,709,786)*                      $111,004,827
Other Assets & Liabilities, Net - 0.2%                                  267,067
                                                                   ------------
NET ASSETS - 100.0%                                                $111,271,894
                                                                   ============

--------------------------------------------------------------------------------
ADR     American Depositary Receipt.
Plc     Public Limited Company
REIT    Real Estate Investment Trust.
(a) Non-income producing security.
(b) Security is currently in default on scheduled principal or interest payments.
(c) Zero coupon bond. Interest rate presented is yield to maturity.

* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

        Gross Unrealized Appreciation                      $ 21,222,096
        Gross Unrealized Depreciation                        (2,927,055)
                                                           ------------
        Net Unrealized Appreciation (Depreciation)         $ 18,295,041
                                                           ============

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

DFDENT PREMIER GROWTH FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (Unaudited)

 Shares                 Security Description                   Value
 ------                 --------------------                   -----

COMMON STOCK - 97.6%
AGRIBUSINESS - 2.1%
   65,000 Archer-Daniels-Midland Co.                         $2,385,500
                                                             ----------
AUTOMOTIVE - 4.5%
  110,000 Carmax, Inc. (a)                                    2,699,400
   42,000 Keystone Automotive Industries, Inc. (a)            1,415,400
   29,000 O'Reilly Automotive, Inc. (a)                         959,900
                                                             ----------
                                                              5,074,700
                                                             ----------
BANKING - 2.2%
   66,000 East West Bancorp, Inc.                             2,426,820
                                                             ----------
BUSINESS SERVICES - 4.9%
   55,000 Heartland Payment Systems, Inc.                     1,300,200
   90,000 Iron Mountain, Inc. (a)                             2,351,700
   48,500 Paychex, Inc.                                       1,836,695
                                                             ----------
                                                              5,488,595
                                                             ----------
COMMUNICATIONS - 1.1%
   16,150 NII Holdings, Inc., Class B (a)                     1,198,007
                                                             ----------
COMMUNICATION EQUIPMENT - 2.3%
   62,000 Qualcomm, Inc.                                      2,644,920
                                                             ----------
DISTRIBUTION - 4.3%
   75,000 Fastenal Co.                                        2,628,750
   63,000 Pool Corp.                                          2,255,400
                                                             ----------
                                                              4,884,150
                                                             ----------
ELECTRONICS- 1.9%
  110,000 Intel Corp.                                         2,104,300
                                                             ----------
ENERGY SERVICES - 2.7%
   27,000 Schlumberger, Ltd.                                  1,865,700
   25,000 Smith International, Inc.                           1,201,250
                                                             ----------
                                                              3,066,950
                                                             ----------
ENERGY SOURCES - 4.7%
   23,000 Apache Corp.                                        1,626,100
   40,000 St. Mary Land & Exploration Co.                     1,467,200
   42,000 Ultra Petroleum Corp. (a)                           2,231,460
                                                             ----------
                                                              5,324,760
                                                             ----------
ENGINEERING - 2.7%
   64,000 Jacobs Engineering Group, Inc. (a)                  2,985,600
                                                             ----------

ENTERTAINMENT - 2.3%
 50,000 Clear Channel Communications, Inc.                1,752,000
 33,000 Comcast Corp. (a)                                   840,510
                                                        -----------
                                                          2,592,510
                                                        -----------
FINANCIAL SERVICES - 2.4%
 57,000 T. Rowe Price Group, Inc.                         2,689,830
                                                        -----------
HEALTHCARE - 1.5%
 35,000 Healthways, Inc. (a)                              1,636,250
                                                        -----------
HEALTH CARE SERVICES - 2.2%
120,000 PSS World Medical, Inc. (a)                       2,536,800
                                                        -----------
HOUSEHOLD PRODUCTS - 1.9%
 34,000 Procter & Gamble Co.                              2,147,440
                                                        -----------
INDUSTRIAL SUPPLIES - 10.1%
 40,000 Actuant Corp., Class A                            2,030,400
 28,000 Caterpillar, Inc.                                 1,876,840
 50,000 Donaldson Co., Inc.                               1,805,000
 54,000 Graco, Inc.                                       2,114,640
 39,100 Raven Industries, Inc.                            1,096,755
 45,000 Roper Industries, Inc.                            2,469,600
                                                        -----------
                                                         11,393,235
                                                        -----------
INFRASTRUCTURE - 2.6%
 95,000 Chicago Bridge & Iron Co. NV                      2,921,250
                                                        -----------
INSURANCE - 6.1%
 65,000 Brown & Brown, Inc.                               1,756,300
  5,600 Markel Corp. (a)                                  2,715,048
 20,000 RenaissanceRe Holdings, Ltd. (Bermuda)            1,002,800
  2,400 White Mountains Insurance Group, Ltd. (Bermuda)   1,359,600
                                                        -----------
                                                          6,833,748
                                                        -----------
IT SERVICES - 1.4%
 65,000 SRA International, Inc., Class A (a)              1,583,400
                                                        -----------
LIFE SCIENCES - 1.9%
 30,000 Laboratory Corp. of America Holdings (a)          2,178,900
                                                        -----------
LOGISTICS - 4.8%
 50,000 Expeditors International Washington, Inc.         2,066,000
 15,000 United Parcel Service, Inc., Class B              1,051,500
 95,000 UTi Worldwide, Inc.                               2,335,100
                                                        -----------
                                                          5,452,600
                                                        -----------
MEDICAL PRODUCTS - 6.9%
 22,000 Alcon, Inc.                                       2,900,040
 44,000 Medtronic, Inc.                                   2,158,640
 41,000 Stryker Corp.                                     2,719,120
                                                        -----------
                                                          7,777,800
                                                        -----------

MERCHANDISING - 6.9%
    60,000 Lowe's Cos., Inc.                                     1,889,400
    45,000 Tractor Supply Co. (a)                                2,317,500
    57,000 Walgreen Co.                                          2,615,730
    22,000 Whole Foods Market, Inc.                                986,700
                                                              ------------
                                                                 7,809,330
                                                              ------------
PHARMACEUTICALS - 1.3%
    27,000 Amgen, Inc. (a)                                       1,508,760
                                                              ------------
POSITIONING SOLUTIONS - 4.1%
    30,000 Garmin Ltd.                                           1,624,500
   112,000 Trimble Navigation, Ltd. (a)                          3,006,080
                                                              ------------
                                                                 4,630,580
                                                              ------------
TRANSPORTATION - 2.6%
   110,100 OMI Corp.                                             2,957,286
                                                              ------------
VETERINARY CARE - 5.2%
    33,000 Idexx Laboratories, Inc. (a)                          2,891,790
    82,000 VCA Antech, Inc. (a)                                  2,977,420
                                                              ------------
                                                                 5,869,210
                                                              ------------
Total Common Stock (Cost $91,427,426)                          110,103,231
                                                              ------------
PRINCIPAL
---------

SHORT-TERM INVESTMENT - 2.9%
MONEY MARKET DEPOSIT ACCOUNT - 2.9%
$3,301,816 Citibank Money Market Deposit Account, 4.99%
             (Cost $3,301,816)                                   3,301,816
                                                              ------------
TOTAL INVESTMENTS - 100.5%
(COST $94,729,242)*                                           $113,405,047
Other Assets and Liabilities, Net - (0.5)%                        (589,689)
                                                              ------------
TOTAL NET ASSETS - 100.0%                                     $112,815,358
                                                              ============

--------------------------------------------------------------------------------
(a) Non-income producing security.

* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

          Gross Unrealized Appreciation                 $ 20,154,062
          Gross Unrealized Depreciation                   (1,478,257)
                                                        ------------
          Net Unrealized Appreciation (Depreciation)    $ 18,675,805
                                                        ============

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

GOLDEN LARGE CORE VALUE FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (Unaudited)

 Shares                Security Description                    Value
 ------                --------------------                    -----

COMMON STOCK - 99.0%
CONSUMER DISCRETIONARY - 8.3%
  33,315 Harley-Davidson, Inc.                              $ 1,957,112
  50,350 McDonald's Corp.                                     2,268,185
  51,160 Nordstrom, Inc.                                      2,708,098
  36,820 Sherwin-Williams Co.                                 2,431,471
                                                            -----------
                                                              9,364,866
                                                            -----------
CONSUMER STAPLES - 5.8%
  32,110 Clorox Co.                                           2,045,204
  44,210 Kellogg Co.                                          2,273,618
  35,365 Procter & Gamble Co.                                 2,233,686
                                                            -----------
                                                              6,552,508
                                                            -----------
ENERGY - 6.3%
  32,695 ConocoPhillips                                       2,234,949
  30,510 Exxon Mobil Corp.                                    2,302,193
  43,400 Tidewater, Inc.                                      2,542,572
                                                            -----------
                                                              7,079,714
                                                            -----------
FINANCIALS - 21.2%
  38,350 ACE Ltd.                                             2,188,366
  35,185 Allstate Corp.                                       2,113,245
  60,240 AON Corp.                                            2,286,775
  39,665 Bank of America Corp.                                2,023,778
  12,220 Goldman Sachs Group, Inc.                            2,525,076
  43,205 JPMorgan Chase & Co.                                 2,090,310
  29,165 Lehman Brothers Holdings, Inc.                       2,043,661
  32,335 Lincoln National Corp.                               2,191,915
  52,805 Mellon Financial Corp.                               2,277,965
  25,475 Merrill Lynch & Co., Inc.                            2,080,503
  35,485 Metlife, Inc.                                        2,240,940
                                                            -----------
                                                             24,062,534
                                                            -----------
HEALTH CARE - 15.6%
  51,100 Aetna, Inc.                                          2,237,506
  45,830 Baxter International, Inc.                           2,414,081
  29,325 Becton Dickinson & Co.                               2,254,589
  15,840 Cigna Corp.                                          2,259,598
  43,890 Forest Laboratories, Inc. (a)                        2,257,754
  33,810 Johnson & Johnson                                    2,037,418
  47,750 Merck & Co., Inc.                                    2,109,014
  41,865 Wyeth                                                2,094,451
                                                            -----------
                                                             17,664,411
                                                            -----------
INDUSTRIALS - 11.6%
  29,330 3M Co.                                               2,241,600
  45,500 Cooper Industries, Ltd., Class A                     2,047,197
  46,280 Dover Corp.                                          2,258,905
  28,740 Eaton Corp.                                          2,401,357
  19,580 FedEx Corp.                                          2,103,531
  31,490 United Technologies Corp.                            2,046,847
                                                            -----------
                                                             13,099,437
                                                            -----------

INFORMATION TECHNOLOGY - 18.0%
     66,170 Agilent Technologies, Inc. (a)                        2,229,280
     62,585 Amdocs, Ltd. (a)                                      2,282,857
    114,840 Applied Materials, Inc.                               2,104,070
     82,150 Ceridian Corp. (a)                                    2,860,947
     57,045 Hewlett-Packard Co.                                   2,289,713
     24,080 IBM Corp.                                             2,269,849
     75,785 Microsoft Corp.                                       2,112,038
    124,660 QLogic Corp. (a)                                      2,119,220
    127,350 Xerox Corp. (a)                                       2,151,076
                                                               ------------
                                                                 20,419,050
                                                               ------------
MATERIALS - 6.3%
     38,180 Nucor Corp.                                           2,486,967
     73,905 Pactiv Corp. (a)                                      2,493,652
     35,050 Praxair, Inc.                                         2,206,735
                                                               ------------
                                                                  7,187,354
                                                               ------------
TELECOMMUNICATION SERVICES - 4.0%
     60,310 AT&T Inc.                                             2,377,886
    114,635 Sprint Nextel Corp.                                   2,173,523
                                                               ------------
                                                                  4,551,409
                                                               ------------
UTILITIES - 1.9%
    101,785 AES Corp. (a)                                         2,190,413
                                                               ------------
Total Common Stock (Cost $103,777,882)                          112,171,696
                                                               ------------
SHORT-TERM INVESTMENTS - 1.7%
MONEY MARKET FUND - 1.6%
  1,824,476 Fidelity Institutional Cash Money Market Fund,
              5.24% (Cost $1,824,476)                             1,824,476
                                                               ------------
 Principal
 ---------

MONEY MARKET DEPOSIT ACCOUNT - 0.1%
    $91,631 Citibank Money Market Deposit Account, 4.99%
              (Cost $91,631)                                         91,631
                                                               ------------
Total Short-Term Investments (Cost $1,916,107)                    1,916,107
                                                               ------------
Total Investments - 100.7% (Cost $105,693,989)*                $114,087,803
Other Assets & Liabilities, Net - (0.7)%                           (738,597)
                                                               ------------
NET ASSETS - 100.0%                                            $113,349,206
                                                               ============

--------------------------------------------------------------------------------
(a) Non-income producing security.
* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

           Gross Unrealized Appreciation                 $ 9,150,198
           Gross Unrealized Depreciation                    (756,384)
                                                         -----------
           Net Unrealized Appreciation (Depreciation)    $ 8,393,814
                                                         ===========

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

GOLDEN SMALL CORE VALUE FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (Unaudited)

 Shares                 Security Description                    Value
 ------                 --------------------                    -----

COMMON STOCK - 98.8%
CONSUMER DISCRETIONARY - 14.9%
   60,340 Aeropostale, Inc. (a)                                2,427,478
   75,110 Charlotte Russe Holding, Inc. (a)                    2,168,426
   67,185 K-Swiss, Inc., Class A                               1,815,339
   55,115 Men's Wearhouse, Inc.                                2,593,161
   75,885 Payless Shoesource, Inc. (a)                         2,519,382
   83,405 Shoe Carnival, Inc. (a)                              2,777,386
   77,690 Skechers U.S.A, Inc., Class A (a)                    2,608,053
   48,685 Steiner Leisure, Ltd. (a)                            2,189,851
   73,965 Wolverine World Wide, Inc.                           2,113,180
                                                             -----------
                                                              21,212,256
                                                             -----------
COMMERICAL STAPLES - 2.1%
   56,045 NBTY, Inc. (a)                                       2,972,627
                                                             -----------
ENERGY - 8.9%
   73,595 Frontier Oil Corp.                                   2,402,141
  144,965 Global Industries, Ltd. (a)                          2,651,410
   92,450 OMI Corp.                                            2,483,207
  160,660 Pioneer Drilling Co. (a)                             2,038,775
  192,050 USEC, Inc. (a)                                       3,120,812
                                                             -----------
                                                              12,696,345
                                                             -----------
FINANCIALS - 13.3%
   50,500 Advanta Corp.                                        2,213,920
  100,670 CNA Surety Corp. (a)                                 2,124,137
   58,525 Harleysville Group, Inc.                             1,901,477
   53,620 Investment Technology Group, Inc. (a)                2,101,904
  130,830 Knight Capital Group, Inc., Class A (a)              2,072,347
   73,860 Ohio Casualty Corp.                                  2,212,107
   52,640 Philadelphia Consolidated Holding Corp. (a)          2,315,634
   40,250 ProAssurance Corp. (a)                               2,058,788
  174,010 Sterling Bancshares, Inc.                            1,945,432
                                                             -----------
                                                              18,945,746
                                                             -----------
HEALTH CARE - 10.1%
   84,005 Immucor, Inc. (a)                                    2,472,267
   46,295 Magellan Health Services, Inc. (a)                   1,944,390
   75,045 Omrix Biopharmaceuticals, Inc. (a)                   2,871,972
   43,105 Pediatrix Medical Group, Inc. (a)                    2,459,571
   94,835 Sciele Pharma, Inc. (a)                              2,245,693
   39,905 Techne Corp. (a)                                     2,278,575
                                                             -----------
                                                              14,272,468
                                                             -----------

INDUSTRIALS - 20.8%
   42,027 Acuity Brands, Inc.                                   2,287,950
   67,682 Ametek, Inc.                                          2,337,736
   51,215 Belden CDT, Inc.                                      2,744,612
   54,965 Crane Co.                                             2,221,685
   80,655 Horizon Lines, Inc., Class A                          2,647,097
   45,790 Landstar System, Inc.                                 2,099,014
   35,830 Lincoln Electric Holdings, Inc.                       2,134,035
   71,305 Pacer International, Inc.                             1,920,957
   39,130 Ryder System, Inc.                                    1,930,674
   45,875 Toro Co.                                              2,350,635
   69,905 Wabtec Corp.                                          2,411,023
   32,420 WESCO International, Inc. (a)                         2,035,328
   59,415 Woodward Governor Co.                                 2,446,116
                                                             ------------
                                                               29,566,862
                                                             ------------
INFORMATION TECHNOLOGY - 19.6%
  116,440 Advanced Energy Industries, Inc. (a)                  2,449,898
  190,260 Amkor Technology, Inc. (a)                            2,374,445
  178,575 Arris Group, Inc. (a)                                 2,514,336
  108,475 Benchmark Electronics, Inc. (a)                       2,241,094
   63,875 CommScope, Inc. (a)                                   2,740,237
   96,335 MKS Instruments, Inc. (a)                             2,458,469
  139,815 MPS Group, Inc. (a)                                   1,978,382
  301,370 ON Semiconductor Corp. (a)                            2,688,220
  120,040 SYKES Enterprises, Inc. (a)                           2,189,530
   70,255 Tektronix, Inc.                                       1,978,381
  242,360 TIBCO Software, Inc. (a)                              2,064,907
  221,610 TTM Technologies, Inc. (a)                            2,114,159
                                                             ------------
                                                               27,792,058
                                                             ------------
MATERIALS - 5.8%
   49,845 Chaparral Steel Co.                                   2,899,484
   57,340 Eagle Materials, Inc.                                 2,559,084
   58,385 Reliance Steel & Aluminum Co.                         2,825,834
                                                             ------------
                                                                8,284,402
                                                             ------------
UTILITES - 3.3%
   45,535 Allete, Inc.                                          2,122,842
   59,371 Suburban Propane Partners LP                          2,612,324
                                                             ------------
                                                                4,735,166
                                                             ------------
Total Common Stock (Cost $127,029,885)                        140,477,930
                                                             ------------
SHORT-TERM INVESTMENTS - 2.6%
MONEY MARKET FUND - 2.6%
3,668,549 Fidelity Institutional Cash Money Market Fund,
            5.24% ($3,668,549)                                  3,668,549
                                                             ------------
Total Investments - 101.4% (Cost $130,698,434)*              $144,146,479
Other Assets & Liabilities, Net - (1.40%)                      (1,966,588)
                                                             ------------
NET ASSETS - 100.0%                                          $142,179,891
                                                             ============

--------------------------------------------------------------------------------
(a) Non-income producing security.
* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

          Gross Unrealized Appreciation                 $ 15,804,298
          Gross Unrealized Depreciation                   (2,356,253)
                                                        ------------
          Net Unrealized Appreciation (Depreciation)    $ 13,448,045
                                                        ============

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Item 2. Controls and Procedures.

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By:   /s/ Simon D. Collier
      ---------------------------------------------
      Simon D. Collier, President & Principal Executive Officer

Date: 5/25/07
      ---------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Simon D. Collier
      ---------------------------------------------
      Simon D. Collier, President & Principal Executive Officer

Date: 5/25/07
      ---------------------------------------------

By:   /s/ Trudance L.C. Bakke
      ---------------------------------------------
      Trudance L.C. Bakke, Principal Financial Officer

Date: 5/25/07
      ---------------------------------------------